Loans Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Loan Receivable [Abstract]
Loans Receivable

Note 5 — Loans Receivable

A portion of the capital raised from the Company’s IPO was allocated to launch the Company’s TTK Solution program. The TTK Solution is the industry’s first-of-its-kind program in which the Company engages with qualified cannabis operators in the early phases of their business plans and provides critical support, typically over a 10-year period, which includes: access to capital for construction costs, the design and build-out of their cultivation and extraction facilities, state-of-the-art cultivation and extraction equipment, subscription to the Company’s Agrify Insights™, process design, training, implementation, proven grow recipes, product formulations, data analytics, and consumer branding.

On September 15, 2022, the Company provided a notice of default under the term loan agreement between the Company and Bud & Mary’s (the “Bud & Mary’s TTK Agreement”). On October 5, 2022, Bud & Mary’s Cultivation, Inc. (the “Bud & Mary’s”) filed a complaint in the Superior Court of Massachusetts in Suffolk County naming the Company as defendant. Bud & Mary’s is seeking, among other relief, monetary damages in connection with alleged unfair or deceptive trade practices, breach of contract and conversion arising from the Bud & Mary’s TTK Agreement. In response, the Company established a reserve of $14.7 million specifically related to Bud & Mary’s. The Company deemed it necessary to fully reserve the $14.7 million outstanding balance in the third quarter of 2022 due to the current litigation and the uncertainty of the customer’s ability to repay the outstanding balance. The Company believes that Bud & Mary’s claims have no merit and intends to defend itself vigorously. The Company is taking all necessary steps to pursue repayment from Bud & Mary’s and is taking all actions necessary to protect its shareholders’ interests.

During the year ended December 31, 2022, the Company established a reserve of approximately $12.5 million specifically related to Greenstone. Greenstone is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership. The Company established the reserve based upon its review of Greenstone’s financial stability, which would impact collectability, which is primarily the result of unfavorable market conditions within the Colorado market. The Company will continue to monitor the operations of Greenstone in an effort to collect all outstanding receivables but due to the uncertain nature of Greenstone’s business at this time the Company has made the decision to place a reserve against the receivables. During the quarter ended June 30, 2023, the Greenstone loan was fully written off against the reserve as a result of the sale of Greenstone to Denver Greens. It was agreed that Denver Greens would not have to pay back Greenstone’s Loan.

The breakdown of loans receivable by customer as of September 30, 2023 and December 31, 2022 were as follows:

(In thousands)	September 30, 2023	December 31, 2022
Customer 139	$14,691	$14,691
Customer 136	—	12,457
Customer 125	9,012	9,048
Customer 24096	6,810	5,890
Other – Non-TTK Solution(1)	—	3,178
Allowance for credit losses(2)(3)	(19,215)	(33,050)
Total loan receivable	$11,298	$12,214

(1)      The current portion of loan receivable is included within Note 3 — Supplemental Consolidated Balance Sheet Information, included elsewhere in the notes to the consolidated financial statements.

(2)      The balance was written off at December 31, 2022 due to the cancellation of this TTK Solution project.

(3)      The Company established an allowance for credit losses of approximately $14.7 million related to Bud & Mary’s ongoing litigation. Approximately $4.5 million relates to Hannah.

At this time, the Company is not aware of, nor has it identified any risk or potential performance failure associated with any of its TTK Solution arrangements, other than the noted exceptions of Bud & Mary’s TTK Solution and Greenstone TTK Solution, which is a related party, as described above.

The Company analyzed whether any of the above customers are a VIE in accordance with ASC 810 and if so, whether the Company is the primary beneficiary requiring consolidation. Based on the Company’s analysis, the Company has determined that Greenstone, which is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership, is a VIE. The Company’s loan receivable from Greenstone was written off in full during the quarter ending June 30, 2023.

Note 5 — Loans Receivable

A portion of the capital raised from the Company’s IPO was allocated to launch the Company’s TTK Solution program. The TTK Solution is the industry’s first-of-its-kind program in which the Company engages with qualified cannabis operators in the early phases of their business plans and provides critical support, typically over a 10-year period, which includes: access to capital for construction costs, the design and build-out of their cultivation and extraction facilities, state-of-the-art cultivation and extraction equipment, subscription to the Company’s Agrify Insights™, process design, training, implementation, proven grow recipes, product formulations, data analytics, and consumer branding.

The Company recorded $11.3 million in loan reserves during the fourth quarter of 2022, related to three customer balances that were fully or partially reserved.

On September 15, 2022, the Company provided a notice of default under the term loan agreement between the Company and Bud & Mary’s (the “Bud & Mary’s TTK Agreement”). On October 5, 2022, Bud & Mary’s Cultivation, Inc. (the “Bud & Mary’s”) filed a complaint in the Superior Court of Massachusetts in Suffolk County naming the Company as defendant. Bud & Mary’s is seeking, among other relief, monetary damages in connection with alleged unfair or deceptive trade practices, breach of contract and conversion arising from the Bud & Mary’s TTK Agreement. In response, the Company established a reserve of $14.7 million specifically related to Bud & Mary’s. The Company deemed it necessary to fully reserve the $14.7 million outstanding balance in the third quarter of 2022 due to the litigation and the uncertainty of the customer’s ability to repay the outstanding balance. The Company believes that Bud & Mary’s claims have no merit and intends to defend itself vigorously. The Company is taking all necessary steps to pursue repayment from Bud & Mary’s and is taking all actions necessary to protect its shareholders’ interests.

During the year ended December 31, 2022, the Company established a reserve of approximately $12.5 million specifically related to Greenstone. Greenstone is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership. The Company established the reserve based upon its review of Greenstone’s financial stability, which would impact collectability, which is primarily the result of unfavorable market conditions within the Colorado market. The Company will continue to monitor the operations of Greenstone in an effort to collect all outstanding receivables, but due to the uncertain nature of Greenstone’s business at this time the Company has made the decision to place a reserve against the receivables. Greenstone is a related party as of December 31, 2022 and 2021.

The breakdown of loans receivable by customer as of December 31, 2022 and 2021 were as follows:

(In thousands)	December 31, 2022	December 31, 2021
Bud & Mary’s – TTK Solution	$14,691	$5,542
Greenstone – TTK Solution – Greenstone is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership	12,457	11,177
Company Customer Number 136 – TTK Solution	9,048	2,439
Company Customer Number 125 – TTK Solution	5,890	1,105
Company Customer Number 71 – Non-TTK Solution(1)	3,178	1,946
Company Customer Number 140 – TTK Solution(2)	—	46
TTK Solution – Allowance for doubtful accounts(3)	(33,050)	—
Total loan receivable	$12,214	$22,255

____________

(1)      The current portion of loan receivable is included within Note 3 — Supplemental Consolidated Balance Sheet Information, included elsewhere in the notes to the consolidated financial statements.

(2)      The balance was written off at December 31, 2022 due to the cancellation of this TTK Solution project.

(3)      The Company established an allowance for doubtful accounts of approximately $14.7 million related to Bud & Mary’s ongoing litigation. Approximately $12.5 million relates to Greenstone, which is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership, consisting of capital advances, accrued interest, and VFUs sales. Approximately $4.5 million relates to Hannah, and $1.4 million relates to WhiteCloud.

At this time, the Company is not aware of, nor has it identified any risk or potential performance failure associated with any of its TTK Solution arrangements, other than the noted exceptions of Bud & Mary’s TTK Solution and Greenstone TTK Solution, which is a related party, as described above.

The Company analyzed whether any of the above customers are a VIE in accordance with ASC 810 and if so, whether the Company is the primary beneficiary requiring consolidation. Based on the Company’s analysis, the Company has determined that Greenstone, which is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership, is a VIE. As of December 31, 2022, two of the Company’s employees own approximately 36.6% of the equity of Greenstone, however, since the Company is not the primary beneficiary and does not hold significant influence over Greenstone business decisions, the Company is not required to consolidate Greenstone.